Subsequent Events Subsequent Events (Details)	1 Months Ended				12 Months Ended
	Mar. 31, 2025 USD ($) vessel	Feb. 28, 2025 USD ($) vessel	Jan. 31, 2025 USD ($) vessel	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) vessel shares	Dec. 31, 2023 USD ($) vessel shares	Dec. 31, 2022 USD ($) vessel	Mar. 31, 2023 shares
Subsequent Event [Line Items]
Proceeds from financings related to sale and leaseback of vessels, net of issuance costs (note 10)					$ 0	$ 0	$ 288,108,000
Common stock, shares authorized (in shares) | shares					585,000,000.0	585,000,000.0
Proceeds from Sale of Property, Plant, and Equipment					$ 88,300,000	$ 23,000,000.0	68,400,000
Payments to Acquire Property, Plant, and Equipment					$ 70,504,000	$ 0	$ 0
Class A
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares					29,734,640	29,467,111
Common stock, shares authorized (in shares) | shares					485,000,000.0	485,000,000.0
2023 Plan | Class A
Subsequent Event [Line Items]
Common stock, shares authorized (in shares) | shares								600,000
2007 Long-Term Incentive Plan | Class A
Subsequent Event [Line Items]
Common stock, shares authorized (in shares) | shares								1,291,416
LR2 and Aframax Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel					2	1	3
Suezmax Tanker
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel					1		1
February 2022 Sale Leaseback
Subsequent Event [Line Items]
Sale Leaseback Transaction, Cost of Repurchase				$ 137,000,000.0
Subsequent Event [Member] | LR2 and Aframax Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel	1		1
Number Of Vessels To Be Purchased | vessel		1
Vessel agreed to be purchased		$ 1
Payments to Acquire Property, Plant, and Equipment		$ 63,000,000.0
Subsequent Event [Member] | Suezmax Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel	1		2
Subsequent Event [Member] | Suezmax, Aframax and LR2 Vessels
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 59,000,000.0		$ 95,500,000